Share-Based Payment Arrangements (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Employee Share Options
Information on employee share options granted under the 2014 Plan is as follows. Each option entitles the holder to subscribe for two ordinary shares of the Company due to the 2016 share split (1 ADS represents 5 ordinary shares). Total options exercisable as of June 30, 2022, under the 2014 Plan are approximatel
y 1,857,843 ADS (representing 9,289,212
ordinary shares post share split). Movements for the six months ended June 30, 2021, and June 30, 2022, respectively, as follows:

	For the six months ended June 30
	2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance on January 1	6,670,356	$1.43	6,097,856	$1.43
Options expired	—	—	(1,453,250)	0.67
Options exercised	(114,500)	1.87	—	—

Balance on June 30	6,555,856	1.43	4,644,606	1.76

Options exercisable, end of period	6,555,856	1.43	4,644,606	1.76

Options in equivalent of ADS exercisable, end of period	2,622,342	$3.58	1,857,843	$4.40
Information on employee share options granted in September 2017 is as follows. Each option entitles the holder to subscribe for one ordinary share of the Company (1 ADS represents 5 ordinary shares). Total options exercisable as of June 30, 2022, under the 2017 Plan are approximatel
y 100,234 ADS (representing 501,167 ordinary shares). Movements for the six months ended June 30, 2021
,
and June 30, 2022, as follows:

	For the six months ended June 30
	2021		2022
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance on January 1	501,167	$1.28	501,167	$1.28
Options exercised	—	—	—	—

Balance on June 30	501,167	1.28	501,167	1.28

Options exercisable, end of period	501,167	1.28	501,167	1.28

Options in equivalent of ADS exercisable, end of period	100,234	$6.40	100,234	$6.40

Information on employee share options granted under the 2020 EIP is as follows. Each option entitles the holder to subscribe for one ADS of the Company:

	For the six months ended June 30 2022
	Number of Options	Weighted- average Exercise Price Per Option
Balance on January 1, 2022	4,021,562	$2.06
Options granted	1,775,149	1.12
Options forfeited	(744,372)	2.06

Balance on June 30, 2022	5,052,339	1.77

Options exercisable, end of period	1,206,022	1.77

Weighted-average fair value of options granted		$1.30

Summary of Outstanding Options
Options granted under the 2014 Plan, 2017 Plan and 2020 EIP were valued using the binomial option pricing model. The inputs to the model and the information on outstanding options as of June 30, 2022, are as follows:

Grant Date	Grant-date share price*	Range of Exercise Price*	Contractual Life (Years)	Weighted- average Remaining Contractual Life (Years)	Expected volatility	Expected dividend yield	Risk-free interest rate
July 2013	$0.80 -$1.36	$0.80 -$1.36	10	1.0	50.58%	—	2.50%
July 2014	$1.36	$1.36	10	2.0	50.86%	—	2.58%
July 2015	$1.88	$1.36 -$1.88	10	3.0	36.37%	—	2.43%
July 2016	$2.26	$2.26	10	4.0	39.34%	—	1.46%
July 2017	$1.28	$1.28	10	5.2	38.33%	—	1.10%
December 2020	$2.06	$2.06	10	8.5	66.25%	—	0.92%
January-July 2021	$2.35 -$4.12	$2.35 -$4.12	10	8.7	59.99% -64.92%	—	1.07%-1.69%
January 2022	$1.12	$1.12	10	9.5	122.1%	—	1.27%-1.43%

*	In equivalent of ADS price

Summary of Options Granted Priced Using Binomial Option Pricing Model
Options granted under the 2014 Plan, 2017 Plan and 2020 EIP were valued using the binomial option pricing model. The inputs to the model and the information on outstanding options as of June 30, 2022, are as follows:

Grant Date	Grant-date share price*	Range of Exercise Price*	Contractual Life (Years)	Weighted- average Remaining Contractual Life (Years)	Expected volatility	Expected dividend yield	Risk-free interest rate
July 2013	$0.80 -$1.36	$0.80 -$1.36	10	1.0	50.58%	—	2.50%
July 2014	$1.36	$1.36	10	2.0	50.86%	—	2.58%
July 2015	$1.88	$1.36 -$1.88	10	3.0	36.37%	—	2.43%
July 2016	$2.26	$2.26	10	4.0	39.34%	—	1.46%
July 2017	$1.28	$1.28	10	5.2	38.33%	—	1.10%
December 2020	$2.06	$2.06	10	8.5	66.25%	—	0.92%
January-July 2021	$2.35 -$4.12	$2.35 -$4.12	10	8.7	59.99% -64.92%	—	1.07%-1.69%
January 2022	$1.12	$1.12	10	9.5	122.1%	—	1.27%-1.43%

Summary of Long Term Incentive Plan
The Company’s 2017 LTIP is described as follows:

	For the six months Ended June 30
	2021	2022
Balance at January 1	215,133	201,266
Awards exercised	(13,867)	—
Awards forfeited	—	—

Balance at June 30	201,266	201,266

Balance exercisable, end of period	201,266	201,266

The Company’s 2018 LTIP is described as follows:

	For the six months Ended June 30
	2021	2022
Balance at January 1	142,445	132,517
Awards exercised	(9,928)	—
Awards forfeited	—	—

Balance at June 30	132,517	132,517

Balance exercisable, end of period	89,309	132,517

The Company’s 2019 LTIP is described as follows:

	For the six months Ended June 30
	2021	2022
Balance at January 1	386,950	386,950
Awards forfeited	—	—

Balance at June 30	386,950	386,950

Balance exercisable, end of period	128,983	257,967